INCOME TAXES (Tables)	12 Months Ended
Jun. 30, 2013
INCOME TAXES [Abstract]
Schedule of Provision for Income Taxes

	2013	2012	2011
	(Dollars in Thousands)
Currently payable:
Federal	$284	$575	$59
State	6	76	134

	290	651	193
Deferred	252	251	269

Total	$542	$902	$462

Schedule of Income Tax Amounts Recorded to Stockholders' Equity

	2013	2012	2011

	(Dollars in Thousands)
Net unrealized gain on securities available for sale	$(47)	$4	$44
Net non-credit losses on securities with OTTI	(285)	(232)	(256)

	$(332)	$(228)	$(212)

Schedule of Deferred Tax Assets and Liabilities

	2013	2012
	(Dollars in Thousands)
Deferred tax assets:
Allowance for loan losses	$108	$131
Deferred compensation	87	91
Reserve for uncollected interest	62	62
Reserve for off-balance sheet commitments	17	10
OTTI other impairment	423	708
OTTI credit impairment	115	111
Net unrealized loss on securities available for sale	-	6
Other	82	50

Total gross deferred tax assets	894	1,169

Deferred tax liabilities:
Net unrealized gain on securities available for sale	41	-
Deferred origination fees, net	81	94
Depreciation reserve	23	27
Other	1	1

Total gross deferred tax liabilities	146	122

Net deferred tax assets	$748	$1,047

Schedule of Reconciliation of Income Taxes

	2013		2012		2011
	Amount	% of Pretax Income	Amount	% of Pretax Income	Amount	% of Pretax Income

	(Dollars in Thousands)

Provision at statutory rate	$551	34.0%	$783	34.0%	$574	34.0%
State income tax, net of federal tax benefit	4	0.2	50	2.2	88	5.2
Tax exempt income	(2)	(0.1)	(31)	(1.3)	(72)	(4.3)
Other, net	(11)	(0.7)	100	4.3	(128)	(7.5)

Actual tax expense and effective rate	$542	33.4%	$902	39.1%	$462	27.4%